Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Inventories [Abstract]
Summary of inventories

	2017	2016
	US$m	US$m
Raw materials and purchased components	648	470
Consumable stores	875	840
Work in progress	1,082	970
Finished goods and goods for resale	1,027	800
	3,632	3,080
Comprising:
Expected to be used within one year	3,472	2,937
Expected to be used after more than one year	160	143
	3,632	3,080